Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of debt
Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2023	2024
Safe Bulkers	September 2021	September 2026	10,500	—
Safe Bulkers	December 2021	December 2026	20,600	—
Monagrouli	April 2020	April 2027	19,360	16,720
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2028	23,750	17,750
Staloudi - Marilem - Kastrolem	April 2024	April 2029	—	40,800
Shimafive	October 2023	October 2030	25,500	22,500
Shimaseven	January 2024	January 2031	—	22,875
Sub Total Term Loan credit facility			99,710	120,645
Safe Bulkers	December 2021	December 2026	13,000	—
Eptaprohi - Soffive - Marinouki - Marathassa - Pemer - Lofou	December 2022	December 2028	50,000	60,000
Armonikos - Metamou - Vaslem - Stalem	August 2024	August 2029	—	20,000
Pentakomo - Maxdekatria - Gloverthree - Gloverseven	June 2023	June 2031	30,000	25,000
Sub Total Revolving credit facility			93,000	105,000
Maxdeka	November 2019	August 2025	12,821	10,589
Shikoku	November 2019	August 2025	13,486	11,138
Shikokutessera	November 2019	August 2025	13,216	10,972
Glovertwo	November 2019	August 2025	12,342	10,200
Maxtessera	April 2021	October 2026	21,401	17,925
Kyotofriendo One	September 2022	September 2027	21,737	18,689
Pinewood	February 2021	February 2031	18,823	16,951
Shikokuepta	August 2021	August 2031	19,167	17,167
Agros	May 2022	May 2032	23,197	21,450
Yasudyo	September 2023	September 2033	29,051	27,251
Shimaeight	November 2023	November 2033	27,616	25,750
Shimasix	January 2024	January 2034	—	28,000
Sub Total Sale and leaseback financing			212,857	216,082
Safe Bulkers Participations	February 2022	February 2027	110,364	103,864
Sub Total Bond			110,364	103,864
Total			515,931	545,591
Current portion of long-term debt			27,156	60,799
Long-term debt			488,775	484,792
Total debt			515,931	545,591
Current portion of deferred financing costs			2,375	2,608
Deferred financing costs non-current			6,384	6,342
Total deferred financing costs			8,759	8,950
Total debt			515,931	545,591
Less: Total deferred financing costs			8,759	8,950
Total debt, net of deferred financing costs			507,172	536,641
Less: Current portion of long-term debt, net of current portion of deferred financing costs			24,781	58,191
Long-term debt, net of deferred financing costs, non-current			482,391	478,450

Schedule of maturities of long-term debt
The estimated minimum annual principal payments required to be made after December 31, 2024, based on the above credit facilities, sale and leaseback financings and the Bond are as follows:

To December 31,
2025	$60,799
2026	47,623
2027	164,765
2028	78,258
2029	62,708
2030 and thereafter	131,438
Total	$545,591